Description of Business (Integrated Medicine and Chiropractic Regeneration Center PSC)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Description of Business

Note 1 – Description of Business

Effective June 1, 2018, the Company converted from IMAC Holdings, LLC a Kentucky Limited Liability Company to IMAC Holdings, Inc. a Delaware Corporation. This accounting change has been given retrospective treatment in the consolidated financial statements.

IMAC Holdings, Inc. and its Affiliates (the “Company”) provide orthopedic therapies through its chain of IMAC Regeneration Centers. Through its consolidated and equity owned entities, its outpatient medical clinics provide conservative, non-invasive medical treatments to help patients with back pain, knee pain, joint pain, ligament and tendon damage, and other related soft tissue conditions. The Company has opened two (2) medical clinics located in Tennessee at December 31, 2017, and plans to expand in the Midwest and Southern United states. The Company has partnered with several well-known sports stars such as David Price in opening its medical clinics, with a focus around treating sports injuries.

Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Description of Business

Note 1 – Description of Business

Integrated Medicine and Chiropractic Regeneration Center PSC (“IMAC Kentucky” or the “Company”) provides orthopedic therapies. Its outpatient medical clinics provide conservative, minimally invasive medical treatments to help patients with back pain, knee pain, joint pain, ligament and tendon damage, and other related soft tissue conditions.

Note 1 – Description of Business

Integrated Medicine and Chiropractic Regeneration Center, PCS (“IMAC Kentucky” or the “Company”) provides orthopedic therapies. Its outpatient medical clinics provide conservative, non-invasive medical treatments to help patients with back pain, knee pain, joint pain, ligament and tendon damage, and other related soft tissue conditions.